Financial risk management - Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Level 2
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 83,457,029	₩ 85,263,917
Level 2 | Financial assets at fair value through profit or loss
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 41,294,618	₩ 40,254,080
Level 2 | Financial assets at fair value through profit or loss | Debt securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	DCF	DCF
Carrying value	₩ 41,187,202	₩ 40,043,850
Significant unobservable inputs and range	Discount rate, interest rate, stock price, and etc.	Discount rate, interest rate, stock price, and etc.
Level 2 | Financial assets at fair value through profit or loss | Equity securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	NAV	NAV
Carrying value	₩ 107,416	₩ 210,230
Significant unobservable inputs and range	Price of underlying assets such as stocks, bonds, etc.	Price of underlying assets such as stocks, bonds
Level 2 | Securities at fair value through other comprehensive income
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 38,903,383	₩ 39,910,911
Level 2 | Securities at fair value through other comprehensive income | Debt securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	DCF	DCF
Carrying value	₩ 38,855,158	₩ 39,861,238
Significant unobservable inputs and range	Interest rate, discount rate and price of underlying assets such as stock, bonds, etc.	Discount rate, interest rate and price of underlying assets such as stock, bonds
Level 2 | Securities at fair value through other comprehensive income | Equity securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	NAV	NAV
Carrying value	₩ 48,225	₩ 49,673
Significant unobservable inputs and range	Interest rate, discount rate and price of underlying assets such as stock, bonds, etc.	Discount rate, interest rate and price of underlying assets such as stock, bonds
Level 2 | Derivative assets
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 3,259,028	₩ 5,098,926
Level 2 | Derivative assets | Trading purpose
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	Option model, Implied forward interest rate, DCF	Option model, DCF
Carrying value	₩ 3,033,965	₩ 4,623,218
Significant unobservable inputs and range	Discount rate, foreign exchange rate, volatility, stock price, and commodity index, etc.	Discount rate, foreign exchange rate, volatility, stock price, and commodity index, etc.
Level 2 | Derivative assets | Hedging purpose
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	Option model, Implied forward interest rate, DCF	Option model, DCF
Carrying value	₩ 225,063	₩ 475,708
Significant unobservable inputs and range		Discount rate, foreign exchange rate, volatility, stock price, and commodity index, etc.
Level 3
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	14,086,479	₩ 12,052,773
Level 3 | Financial assets at fair value through profit or loss
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 12,832,628	₩ 10,925,715
Level 3 | Financial assets at fair value through profit or loss | Debt securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	DCF, NAV, Option model (*1), Comparable company analysis	DCF, Option model (*1), Comparable company analysis
Carrying value	₩ 11,507,162	₩ 10,093,302
Significant unobservable inputs and range	The volatility of the underlying asset, 19.48%~72.69% Discount rate, 0.07%~27.30% and Correlations, 23.17%~58.47% Growth rate 0.00%~1.00%	The volatility of the underlying asset, 5.06%~61.32% Discount rate, 0.35%~27.17% and Correlations 0.00%~100.0%
Level 3 | Financial assets at fair value through profit or loss | Equity securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	DCF, NAV, Option model (*1), Comparable company analysis	DCF, NAV, Option model (*1), Comparable company analysis
Carrying value	₩ 1,325,466	₩ 832,413
Significant unobservable inputs and range	The volatility of the underlying asset, 16.00%~32.00% Discount rate, 5.45%~16.35% and Correlations, 00.00%~54.00% Growth rate 1.00%	The volatility of the underlying asset, 21.00%~40.00% Discount rate, 5.83%~16.87% and Correlations 20.00%~79.00%
Level 3 | Securities at fair value through other comprehensive income
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 725,232	₩ 717,408
Level 3 | Securities at fair value through other comprehensive income | Debt securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value		₩ 32,805
Significant unobservable inputs and range		DCF, NAV, Option model(*1), Comparable company analysis
Level 3 | Securities at fair value through other comprehensive income | Equity securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	DCF, NAV, Option model (*1), Comparable company analysis	DCF, NAV, Option model(*1), Comparable company analysis
Carrying value	₩ 725,232	₩ 684,603
Significant unobservable inputs and range	The volatility of the underlying asset, 25.49% Discount rate, 9.80%~22.79% and Growth rate 0.00%~2.00%	The volatility of the underlying asset, 22.11% Discount rate, 0.05%~19.05% and Growth rate 0.00%~2.00%
Level 3 | Securities at fair value through other comprehensive income | Trading purpose
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	DCF, NAV, Option model (*1), Comparable company analysis
Level 3 | Securities at fair value through other comprehensive income | Hedging purpose
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	DCF, NAV, Option model (*1), Comparable company analysis
Level 3 | Derivative assets
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 528,619	₩ 409,650
Level 3 | Derivative assets | Equity and foreign exchange related
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	Option model (*1)	Option model (*1)
Carrying value	₩ 28,783	₩ 113,496
Significant unobservable inputs and range	The volatility of the underlying asset, 2.29%~50.00% and Correlations -5.00%~91.00%	The volatility of the underlying asset, 4.30%~127.00% and Correlations -3.00%~82.00%
Level 3 | Derivative assets | Credit and commodity related
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	Option model (*1)	Option model (*1)
Carrying value	₩ 493,807	₩ 273,042
Significant unobservable inputs and range	The volatility of the underlying asset, 0.70%~4.70% and Hazard Rate 5.17%~93.69%	The volatility of the underlying asset, 1.00%~40.00% and Correlations -43.00%~92.00%
Level 3 | Derivative assets | Interest rates related
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	Option model (*1)	Option model (*1)
Carrying value	₩ 6,029	₩ 23,112
Significant unobservable inputs and range	The volatility of the underlying asset, 0.70% Correlations 80.00%~82.00% and Discount rate, 1.11%~1.83%	The volatility of the underlying asset, 0.47%~1.00% Regression coefficient, 0.30%~0.58% and Correlations 26.00%~90.45%